CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2019	Jun. 30, 2018	Oct. 26, 2015
CONSOLIDATED BALANCE SHEETS
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock shares issued	19,837,642	19,837,642	21,526,747
Common stock, shares outstanding	19,837,642	19,837,642	21,526,747